Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	6 Months Ended
Jun. 30, 2020 $ / shares
July 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	0 years
July 2010 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.20
July 2010 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80
July 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	1 year
July 2011 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.20
July 2011 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.80
July 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80
Weighted-average Remaining Contractual Life (Years)	2 years
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	3 years
July 2013 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80
July 2013 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.36
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36
Weighted-average Remaining Contractual Life (Years)	4 years
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	5 years
July 2015 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36
July 2015 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.88
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 2.26
Weighted-average Remaining Contractual Life (Years)	6 years
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.28
Weighted-average Remaining Contractual Life (Years)	7 years 2 months 12 days